Capital Structure, Financial Risk and Related Items - Financial Assets and Liabilities (Details) - DKK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial liabilities at amortised cost, category [member] | Lease Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	kr (770)	kr (597)
Financial liabilities at amortised cost, category [member] | Other payables excluding provisions
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(2,316)	(1,715)
Financial assets at fair value through profit or loss, category [member] | Marketable Securities
Disclosure of detailed information about financial instruments [line items]
Financial Assets	13,268	12,431
Financial assets at fair value through profit or loss, category [member] | Other investments
Disclosure of detailed information about financial instruments [line items]
Financial Assets	134	133
Financial assets at amortised cost, category [member] | Receivables excluding prepayments
Disclosure of detailed information about financial instruments [line items]
Financial Assets	4,768	5,616
Financial assets at amortised cost, category [member] | Cash and cash equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	kr 14,867	kr 9,893